SUBSEQUENT EVENTS (Details) - USD ($)	Feb. 10, 2023	Jan. 23, 2023	Nov. 16, 2022	Jan. 11, 2023	Dec. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
Reduction in deferred underwriting fee payable, Waiver			$ 3,767,400
Class A Common stock
SUBSEQUENT EVENTS
Common stock, par value (in dollars per share)					$ 0.0001	$ 0.0001
Subsequent event
SUBSEQUENT EVENTS
Reduction in deferred underwriting fee payable, Waiver		$ 4,636,800
Subsequent event | Class A Common stock
SUBSEQUENT EVENTS
Number of shares issued	25,597,728
Common stock, par value (in dollars per share)	$ 0.0001
Redemption price	$ 10.11
Aggregate redemption amount	$ 258,793,030.08
Aggregate redemption shares	2,002,272
Redemption payments	$ 20,259,152.12
Subsequent event | AEON
SUBSEQUENT EVENTS
Agreed amount with certain investors				$ 20,000,000